Summary of Significant Accounting Policies (Details) - Schedule of allowance for doubtful accounts - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts, balance at beginning of period	$ 208,422	$ 153,500
Bad debt expense	72,832	556,890
Write-off uncollectable accounts	(127,754)	(393,306)
Allowance for doubtful accounts, balance at end of period	$ 153,500	$ 317,084